Related Party Transactions (Q3) (Details) - USD ($)	3 Months Ended		9 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Sep. 30, 2019
Related Party Transactions [Abstract]
Due from related parties	$ 200,000		$ 200,000		$ 100,000
Chief Executive Officer [Member]
Related Party Transactions [Abstract]
Payments and fees, related party	0	$ 200,000	300,000	$ 500,000
Affiliated Entities [Member]
Related Party Transactions [Abstract]
Purchase of inventories	14,600,000	1,300,000	34,100,000	16,200,000
Fair value of equity in inventory	1		1
Expenses incurred	600,000	500,000	1,600,000	1,600,000
Affiliated Entities and Individuals [Member]
Related Party Transactions [Abstract]
Fees received for goods and services	1,500,000	1,400,000	1,900,000	2,800,000
Payments and fees, related party	$ 0	$ 200,000	$ 400,000	$ 800,000